Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade suppliers	$ 42,931	$ 25,404
Payroll and labour related liabilities	21,008	22,950
Value added tax and other tax payable	8,040	9,502
Cash-settled equity awards	6,684	5,285
Other accrued liabilities	5,940	3,243
Accounts payable and accrued liabilities	$ 84,603	$ 66,384